UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: June 30, 2010"
Check here if Amendment 	[  ]; Amendment number:
This Amendment (Check only one.): 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY 08/13/10"

Report Type (Check only one.):

	[ X] 13F HOLDINGS REPORT.
	[  ] 13F NOTICE.
	[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 41

"Form 13F Information Table Value Total: $142,440"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
AVNET INC 	COM	53807103	964				DEFINED	"1,2"	"39,997"
CHANGYOU.COM LTD-ADR 	ADS REP CL A	15911M107	"2,154"				DEFINED	"1,2"	"83,296"
CIA VALE DO RIO DOCE 	ADR REPSTG PFD	9.19E+208	912				DEFINED	"1,2"	"43,400"
CIENA CORP 	COM NEW	171779309	"1,904"				DEFINED	"1,2"	"150,161"
CISCO SYSTEMS INC 	COM	17275R102	718				DEFINED	"1,2"	"33,700"
COOPER TIRE & RUBBER 	COM	216831107	"4,651"				DEFINED	"1,2"	"238,500"
COPA HOLDINGS SA 	CL A	P31076105	"6,449"				DEFINED	"1,2"	"145,837"
CTC MEDIA INC 	COM	12642X106	"1,127"				DEFINED	"1,2"	"78,060"
DANA HOLDING CORP 	COM	235825205	"3,970"				DEFINED	"1,2"	"397,013"
DELL INC 	COM	24702R101	695				DEFINED	"1,2"	"57,600"
FLEXTRONICS INTL LTD 	ORD	Y2573F102	"1,120"				DEFINED	"1,2"	"200,000"
FOMENTO ECONOMICO ME 	SPON ADR UNITS	344419106	"9,818"				DEFINED	"1,2"	"227,521"
GOL LINHAS AEREAS IN 	SP ADR REP PFD	38045R107	"3,763"				DEFINED	"1,2"	"310,500"
GOODYEAR TIRE & RUBB 	COM	382550101	"4,482"				DEFINED	"1,2"	"450,868"
GRAVITY CO LTD 	SPONSORED ADR	38911N107	637				DEFINED	"1,2"	"442,631"
HERTZ GLOBAL HOLDING 	COM	42805T105	"2,331"				DEFINED	"1,2"	"246,400"
INTEL CORP 	COM	458140100	"6,159"				DEFINED	"1,2"	"316,656"
ITAU UNIBANCO H 	SPON ADR REP PFD	465562106	"3,424"				DEFINED	"1,2"	"190,134"
JABIL CIRCUIT INC 	COM	466313103	"1,330"				DEFINED	"1,2"	"100,000"
JOHNSON CONTROLS INC 	COM	478366107	"2,324"				DEFINED	"1,2"	"86,500"
JUNIPER NETWORKS INC 	COM	48203R104	342				DEFINED	"1,2"	"15,000"
MELCO PBL ENTERTAINM 	ADR	585464100	776				DEFINED	"1,2"	"207,500"
MICROSOFT CORP 	COM	594918104	"3,452"				DEFINED	"1,2"	"150,000"
MITEL NETWORKS CORP 	COM	60671Q104	863				DEFINED	"1,2"	"96,462"
MOBILE TELESYSTEMS 	SPONSORED ADR	607409109	614				DEFINED	"1,2"	"32,063"
NETEASE.COM 	SPONSORED ADR	64110W102	651				DEFINED	"1,2"	"20,529"
OPEN JT STK CO-VIMPEL COMMUN	SPONSORED ADR	68370R109	"1,663"				DEFINED	"1,2"	"87,000"
PERFECT WORLD CO LTD 	SPON ADR REP B	71372U104	"2,697"				DEFINED	"1,2"	"122,517"
QUALCOMM INC 	COM	747525103	"1,642"				DEFINED	"1,2"	"50,000"
SANDISK CORP 	COM	80004C101	"5,113"				DEFINED	"1,2"	"121,537"
SHANDA GAMES LTD 	SP ADR REPTG A	81941U105	"1,059"				DEFINED	"1,2"	"182,206"
SHANDA INTERACTIVE-S 	SPONSORED ADR	81941Q203	"1,450"				DEFINED	"1,2"	"36,557"
SPDR GOLD TRUST 	GOLD SHS	78463V107	"26,818"				DEFINED	"1,2"	"220,400"
SUNPOWER CORP-A 	COM CL A	867652109	"4,083"				DEFINED	"1,2"	"337,400"
TAM TRANSPORT AEREOS 	SP ADR REP PFD	87484D103	497				DEFINED	"1,2"	"35,602"
TELE NORTE LESTE PAR 	SPON ADR PFD	879246106	"2,673"				DEFINED	"1,2"	"178,652"
TIM PARTICIPACOES SA 	SPON ADR PFD	88706P106	"9,027"				DEFINED	"1,2"	"332,603"
TRW AUTOMOTIVE HOLDI 	COM	87264S106	"2,250"				DEFINED	"1,2"	"81,600"
TURKCELL ILETISIM HI 	SPON ADR NEW	900111204	515				DEFINED	"1,2"	"39,682"
VIMPEL-COMMUNICATION 	SPONSORED ADR	92719A106	"14,905"				DEFINED	"1,2"	"921,179"
WYNN RESORTS LTD 	COM	983134107	"2,418"				DEFINED	"1,2"	"31,700"


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